Supplement dated October 7, 2015
to the Prospectus and Statement of Additional Information (SAI) of the following fund:
Fund	Prospectus and SAI Dated
Columbia Funds Variable Insurance Trust I
Columbia Variable Portfolio - Marsico Growth Fund	5/1/2015
Effective October 6, 2015 (the Effective Date), the list of portfolio managers under the sub-heading "Subadviser: Marsico Capital Management, LLC” beneath the caption “Fund Management" in the "Summary of the Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Thomas Marsico	Chief Investment Officer and Portfolio Manager of Marsico	Co-manager	1998
Coralie Witter, CFA	Senior Analyst and Portfolio Manager of Marsico	Co-manager	2010
The rest of the section remains the same.
Also on the Effective Date, the information about the portfolio managers under the sub-heading "Subadviser: Marsico Capital Management, LLC” beneath the caption “Primary Service Providers — Portfolio Managers" in the "More Information About the Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Thomas Marsico	Chief Investment Officer and Portfolio Manager of Marsico	Co-manager	1998
Coralie Witter, CFA	Senior Analyst and Portfolio Manager of Marsico	Co-manager	2010
Mr. Marsico is the Chief Investment Officer of Marsico and has over 35 years of experience as a securities analyst and a portfolio manager.
Ms. Witter has been associated with Marsico as an investment professional since 2004 and has over 20 years of experience in the financial services industry, most of which has involved equity research. Ms. Witter graduated from the University of Colorado with a Bachelor's degree in International Affairs.
The information under the subsection "The Investment Manager and Subadvisers - Portfolio Managers" in the "Investment Management and Other Services" section of the SAI for the above mentioned Fund is hereby revised to remove the reference to Kevin Boone.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
C-1546-5 A (10/15)